CONTRACTUAL OBLIGATIONS (Details)	Dec. 31, 2017 ARS ($)
Contractual commitments [abstract]
Financial indebtedness	$ 4,088,800	[1]
Purchase obligations	565,300	[2]
Financial Leases	1,227,600
Total	$ 5,881,700
Exchange rate (in Ps. per dollars)	18.659
Due Less than One Year [Member]
Contractual commitments [abstract]
Financial indebtedness	$ 0	[1]
Purchase obligations	0	[2]
Financial Leases	28,100
Total	28,100
Less than One year [Member]
Contractual commitments [abstract]
Financial indebtedness	1,477,600	[1]
Purchase obligations	565,300	[2]
Financial Leases	139,500
Total	2,182,400
1-2 Years [member]
Contractual commitments [abstract]
Financial indebtedness	2,611,200	[1]
Purchase obligations	0	[2]
Financial Leases	279,000
Total	2,890,200
3-5 Years [member]
Contractual commitments [abstract]
Financial indebtedness	0	[1]
Purchase obligations	0	[2]
Financial Leases	279,000
Total	279,000
More than 5 Years [member]
Contractual commitments [abstract]
Financial indebtedness	0	[1]
Purchase obligations	0	[2]
Financial Leases	501,900
Total	$ 501,900

[1]	Corresponds to the cancellation of principal and interest of the financial indebtedness. For further information, see Note 13.
[2]	Corresponds to purchase of natural gas contracts for the processing of liquids.